Loans Serviced for Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Discount Rate	13.32%
Contractually Specified Servicing Fees, Amount	$ 615	$ 604	$ 623
Servicing Asset at Amortized Value, Balance [Roll Forward]
Balance at beginning of period	953	1,117	1,354
Additions	289	197	129
Amortization	(335)	(361)	(366)
Balance at end of period	907	953	1,117
Fair value of mortgage servicing assets	$ 1,852	1,909	1,840
Minimum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	105.00%
Maximum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	280.00%
Real estate: Residential - 1 to 4 family [Member]
Servicing Assets at Amortized Value [Line Items]
Aggregate of loans serviced for others	$ 212,865	$ 209,800	$ 211,459